Shares in subsidiaries	12 Months Ended
Dec. 31, 2024
Shares in subsidiaries
Shares in subsidiaries

Note 15. Shares in subsidiaries

Since March 2018, SEKETT AB is a wholly owned, non-active, subsidiary to AB Svensk Exportkredit with a share capital of Skr 50 thousand.

	December 31, 2024		December 31, 2023
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50